CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS € in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash flows from operating activities
Net (loss)/income	$ (26.0)	$ (106.6)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	230.8	192.9
Loss on extinguishment of debt		30.9
Non-cash interest expense	6.6	9.4
Stock-based compensation	89.0	117.1
Amortization of deferred revenue	(41.9)	(34.6)
Additions to deferred revenue	86.6	84.1
Foreign currency loss/(gain) on intercompany loans	17.8	27.9
Excess tax benefit from stock-based compensation	(7.9)
Deferred income taxes	8.3	(0.6)
Provision for bad debts	2.5	0.9
Non-cash loss on investments	0.6	0.5
Changes in operating assets and liabilities, net of acquisitions
Trade receivables	15.3	(5.0)
Prepaid expenses	6.0	0.2
Payables to/(from) related parties, net	0.1	(10.4)
Accounts payable and accrued liabilities	(26.0)	(67.5)
Other assets and liabilities	(20.4)	(6.6)
Net cash provided by operating activities	341.4	232.6
Cash flows from investing activities
Purchases of property and equipment	(331.6)	(244.8)
Acquisition, net of cash acquired	(117.7)	(126.5)
Other	(0.3)	(0.1)
Net cash used in investing activities	(449.6)	(371.3)
Cash flows from financing activities
Distributions to parent	(17.5)	279.7
Principal payments on long-term debt	(8.3)	(259.7)
Payment of early redemption fees on debt extinguished		(23.8)
Principal repayments on capital lease obligations	(2.2)	(1.3)
Excess tax benefit from stock-based compensation	7.9
Other	(0.8)
Net cash provided by financing activities	(20.9)	(5.1)
Cash flows from continuing operations	(129.1)	(143.8)
Effect of changes in foreign exchange rates on cash	(3.3)	(1.6)
Net increase/(decrease) in cash and cash equivalents	(132.4)	(145.4)
Cash and cash equivalents, beginning of year	308.0	297.4
Cash and cash equivalents, end of period	175.6	152.0
Supplemental disclosure of non-cash investing and financing activities:
Cash paid for interest, net of capitalized interest	112.5	144.7
Cash paid for income taxes	6.7	10.8
Non-cash purchases of equipment through capital leasing	5.8	5.8
Increase in accounts payable and accrued expenses for purchases of property and equipment	25.5	5.9
Viatel [Member]
Cash flows from investing activities
Acquisition, net of cash acquired	(101.0)
Dallas Data Center [Member]
Cash flows from investing activities
Acquisition, net of cash acquired	$ (16.7)
Neo Telecoms [Member]
Cash flows from investing activities
Acquisition, net of cash acquired		(73.9)
Colo Facilities Atlanta [Member]
Cash flows from investing activities
Acquisition, net of cash acquired		$ (52.5)